FINANCIAL INVESTORS TRUST

American Freedom U.S. Government Money Market Fund, Class I and II

U.S. Treasury Money Market Fund

U.S. Government Money Market Fund, Classes I and II

Prime Money Market Fund, Classes I and II

Supplement dated September 6, 2006

to the Statement of Additional Information dated August 28, 2006

1.

The information below replaces the dollar amount reported for fiscal year ended 2006 in the fee table found on page 19 of the Statement of Additional Information disclosing the amounts paid to SSgA Funds Management, Inc. over the last three fiscal years.

Funds	2006
U.S. Treasury Fund(1)	$38,247
U.S. Government Fund(2)	$256,466
American Freedom U.S. Government Fund(3)	$131,344
Prime Money Market Fund(4)	$32,392

2.

Footnote (1) associated with the U.S. Treasury Fund in the above mentioned table has for fiscal year ended 2006 incorrectly stated the actual management fee paid by the U.S. Treasury Fund to SSgA Funds Management, Inc.  The correct figure is $25,498.

3.

Footnote (2) associated with the U.S. Government Fund in the above mentioned table has for fiscal year ended 2006 incorrectly stated the actual management fee paid by the U.S. Government Fund to SSgA Funds Management, Inc.  The correct figure is $170,978.

4.

Footnote (3) associated with the American Freedom U.S. Government Fund in the above mentioned table has for fiscal year ended 2006 incorrectly stated the actual management fee paid by the American Freedom U.S. Government Fund to SSgA Funds Management, Inc.  The correct figures is $87,563.

5.

Footnote (4) associated with the Prime Money Market Fund in the above mentioned table has for fiscal year ended 2006 incorrectly stated the actual management fee paid by the Prime Money Market Fund to SSgA Funds Management, Inc.  The correct figure is $21,595.

6.

The information below replaces the dollar amount reported for fiscal year ended 2006 in the fee table found on page 20 of the Statement of Additional Information disclosing the amounts paid to ALPS Mutual Funds Services Inc. as Administrator over the last three fiscal years.

Funds	2006
U.S. Treasury Fund(1)	$598,358
U.S. Government Fund(2)	$390,805
American Freedom U.S. Government Fund(3)	$359,013
Prime Money Market Fund(4)	$359,013

7.

Footnote (1) associated with the U.S. Treasury Fund in the above mentioned table has for fiscal year ended 2006 incorrectly stated the actual administrative fee paid by the U.S. Treasury Fund to ALPS Mutual Funds Services, Inc.  The correct figure is $74,661.

8.

Footnote (2) associated with the U.S. Government Fund in the above mentioned table has for fiscal year ended 2006 incorrectly stated the actual administrative fee paid by the U.S. Government Fund to ALPS Mutual Fund Services, Inc.  The correct figure is $220,991.

9.

Footnote (3) associated with the American Freedom U.S. Government Fund in the above mentioned table has for fiscal year ended 2006 incorrectly stated the actual administrative fee paid by the American Freedom U.S. Government Fund to ALPS Mutual Funds Services, Inc.  The correct figure is $121,114.

10.

Footnote (4) associated with the Prime Money Market Fund in the above mentioned table has for fiscal year ended 2006 incorrectly stated the actual administrative fee paid by the Prime Money Market Fund to ALPS Mutual Funds Services, Inc.  The correct figure is $26,305.

11.

In the third paragraph under the section titled “Portfolio Transactions” on page 24 of the Statement of Additional Information incorrectly states a regular “brokers or dealers”.  The text currently names AGN AMRO Bank.  This should be deleted and replaced with ABN AMRO Bank.

12.  In the fourth paragraph under the section titled “Portfolio Transactions” on page 24 of the Statement of Additional Information incorrectly listed Smith Barney Citigroup “as a firm with which the U.S. Government entered into repurchase agreements”.  The reference to Smith Barney Citigroup should be deleted.